LONG-TERM BANK DEBT (Schedule of Aggregate Annual Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
LONG-TERM BANK DEBT [Abstract]
2013	$ 33
2014	6
Long-term bank credit	$ 39	$ 71